Long-term debt - Term Loan Facilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Current portion of long-term debt	$ 3,905	$ 3,905
Long-term portion	977	2,932
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations	4,882	6,837
Current portion of long-term debt	3,905	3,905
Long-term portion	$ 977	2,932
Secured Debt | EDC
Debt Instrument [Line Items]
Effective rate on debt	2.01%
Debt and capital lease obligations	$ 4,882	$ 6,837